Acquisitions (Details 1) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2009	Oct. 01, 2008
Composition of intangible assets
Total		¥ 109,085
Weighted-average amortization period		22
Combined results of operations of Sony and GSN
Net sales	7,266,265
Operating loss	(234,724)
Net loss attributable to Sony Corporation's stockholders	(104,614)
Net loss attributable to Sony Corporation's stockholders
Basic EPS	¥ (104.25)
Diluted EPS	¥ (104.25)
Music Catalogs [Member] | Historical Value [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		10,283
Historical Value [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		12,827
Total		12,827
Historical Value [Member] | Artist Contracts [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		2,014
Historical Value [Member] | Other [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		530
Music Catalogs [Member] | Fair Value [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		77,706
Fair Value [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		96,258
Total		96,258
Fair Value [Member] | Artist Contracts [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		15,160
Fair Value [Member] | Other [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		3,392
Music Catalogs [Member]
Composition of intangible assets
Total		87,989
Weighted-average amortization period		25
Artist Contracts [Member]
Composition of intangible assets
Total		17,174
Weighted-average amortization period		10
Other [Member]
Composition of intangible assets
Total		¥ 3,922
Weighted-average amortization period		5